Term Loans (Details) - Schedule of reconciliation of movement of liabilities to cash flows arising from financing activities - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Term Loans (Details) - Schedule of reconciliation of movement of liabilities to cash flows arising from financing activities [Line Items]
Beginning balance	R 203,562	R 1,006,591
Ending balance	181,281	203,562
Changes from financing cash flows	(88,774)	(883,912)
Proceeds from borrowings	817	110,000
Repayment of related parties loans	(1,940)	(845,003)
Repayment of term loans	(31,034)	(101,708)
Payment of lease liabilities	(56,617)	(47,201)
Acquisition of a subsidiary		66,047
The effect of changes in foreign exchange rates	6,921	(46,638)
Other changes	59,572	61,474
Interest paid	(8,996)	(12,296)
New leases	59,572	63,204
Interest expense	8,996	10,566
Loans from related parties [Member]
Term Loans (Details) - Schedule of reconciliation of movement of liabilities to cash flows arising from financing activities [Line Items]
Beginning balance	2,134	891,977
Ending balance	607	2,134
Changes from financing cash flows	(1,625)	(845,003)
Proceeds from borrowings	315
Repayment of related parties loans	(1,940)	(845,003)
Repayment of term loans
Payment of lease liabilities
Acquisition of a subsidiary
The effect of changes in foreign exchange rates	98	(43,110)
Other changes		(1,730)
Interest paid		(1,730)
New leases
Interest expense
Other loans and borrowings [Member]
Term Loans (Details) - Schedule of reconciliation of movement of liabilities to cash flows arising from financing activities [Line Items]
Beginning balance	89,350	15,930
Ending balance	59,947	89,350
Changes from financing cash flows	(30,532)	8,292
Proceeds from borrowings	502	110,000
Repayment of related parties loans
Repayment of term loans	(31,034)	(101,708)
Payment of lease liabilities
Acquisition of a subsidiary		66,047
The effect of changes in foreign exchange rates	1,129	(919)
Other changes
Interest paid	(797)	(4,317)
New leases
Interest expense	797	4,317
Lease liabilities [member]
Term Loans (Details) - Schedule of reconciliation of movement of liabilities to cash flows arising from financing activities [Line Items]
Beginning balance	112,078	98,684
Ending balance	120,727	112,078
Changes from financing cash flows	(56,617)	(47,201)
Proceeds from borrowings
Repayment of related parties loans
Repayment of term loans
Payment of lease liabilities	(56,617)	(47,201)
Acquisition of a subsidiary
The effect of changes in foreign exchange rates	5,694	(2,609)
Other changes	59,572	63,204
Interest paid	(8,199)	(6,249)
New leases	59,572	63,204
Interest expense	R 8,199	R 6,249